Share - Based Payment	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Share - Based Payment
NOTE 32. SHARE-BASED PAYMENTS
a) Executive Incentive Plan (EIP)
Equity incentives are granted under the Executive Incentive Plan (EIP) which was approved by shareholders at the 2018 Annual General Meeting. In light of our increasing operations globally the Board reviewed the Company’s incentive arrangements to ensure that it continued to retain and motivate key executives in a manner that is aligned with members’ interests
.
As a result of that review, an ‘umbrella’ EIP was adopted to which eligible executives are invited to apply for the grant of performance rights and/or options. Equity incentives granted in accordance with the EIP Rules are designed to provide meaningful remuneration opportunities and will reflect the importance of retaining a world-class management team. The Company endeavors to achieve simplicity and transparency in remuneration design, whilst also balancing competitive market practices in France, Germany, and Australia. The company grants Short Term Incentives (STIs) and Long-Term Incentives (LTIs) under the EIP.
 The weighted average remaining contractual life of performance rights outstanding at the end of the period was less than 1.7 years.

Set out below are summaries of all STI and LTI performance rights granted under the EIP excluding the performance rights issued to non-executive
directors:
Fiscal year ended June 30, 2021

Grant date	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
		Number	Number	Number	Number	Number	Number

November 28, 2017	0.230	500,000	—	(500,000)	—	—	—
October 2, 2018	0.470	387,560	—	(387,560)	—	—	—
October 3, 2019	0.260	4,500,000	—	(1,500,000)	—	3,000,000	—
November 1, 2019	0.280	3,600,000	—	(1,200,000)	—	2,400,000	—
January 2, 2020	0.260	2,850,000	—	(950,000)	—	1,900,000	—
October 2, 2020	0.235	—	263,502	—	—	263,502	—

Total		11,837,560	263,502	(4,537,560)	—	7,563,502	—

The weighted average share price on the exercising date during the fiscal
year 2021 is $0.235.
Fiscal year ended June 30, 2020

Grant date	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
		Number	Number	Number	Number	Number	Number

November 17, 2017	0.240	1,666,667	—	(1,666,667)	—	—	—
November 28, 2017	0.230	500,000	—	—	—	500,000	—
November 29, 2017	0.230	2,000,001	—	(2,000,001)	—	—	—
October 2, 2018	0.470	775,118	—	(387,558)	—	387,560	—
October 3, 2019	0.260	—	4,500,000	—	—	4,500,000	—
November 1, 2019	0.280	—	3,600,000	—	—	3,600,000	—
January 2, 2020	0.260	—	2,850,000	—	—	2,850,000	—

Total		4,941,786	10,950,000	(4,054,226)	—	11,837,560	—

The weighted average share price on the exercising date during the fiscal year 2020 is $0.258 adjusted for November 2019 share consolidation.
On November 5, 2019, there was a 10 to 1 share consolidation. The number of performance rights and fair value in fiscal year 2020 movement table have therefore been adjusted retrospectively for the share consolidation. The number of performance rights and fair value in fiscal years 2019 and 2018 movement table are prepared on pre share consolidation basi
s.
Fiscal year ended June 30, 2019

Grant date	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
		Number	Number	Number	Number	Number	Number

September 19, 2014	0.044	2,757,353	—	—	(2,757,353)	—	—
September 19, 2014	0.044	919,118	—	—	(919,118)	—	—
November 14, 2014	0.038	9,191,177	—	—	(9,191,177)	—	—
November 14, 2014	0.040	3,063,725	—	—	(3,063,725)	—	—
October 1, 2015	0.060	600,000	—	—	(600,000)	—	—
October 1, 2015	0.061	200,000	—	—	(200,000)	—	—
August 2, 2017	0.020	3,900,000	—	(3,900,000)	—	—	—
November 17, 2017	0.024	33,333,333	—	(16,666,667)	—	16,666,666	—
November 28, 2017	0.023	15,000,000	—	(10,000,000)	—	5,000,000	—
November 29, 2017	0.023	40,000,000	—	(20,000,000)	—	20,000,000	—
October 2, 2018	0.047	—	7,751,152	—	—	7,751,152	—

Total		108,964,706	7,751,152	(50,566,667)	(16,731,373)	49,417,818	—

The weighted average share price on the exercising date during the fiscal
year 2019 is $
0.031
 before adjustment for November 2019 share consolidation.
The fair value at grant date for short term incentive (STI) and long-term incentives (LTI) performance rights are determined using a Black-Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.
The model inputs for STI performance rights granted

during the fiscal year ended June 30, 2021 included:

Grant date	October 2, 2020
Share price at grant date	$0.235
Expected price volatility of the Company’s shares	88%
Expected dividend yield	Nil
Risk-free interest rate	0.12%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2020 included:

Grant date	October 3, 2019	November 1, 2019	January 2, 2020
Share price at grant date	$0.260	$0.280	$0.260
Expected price volatility of the Company’s shares	61%	63%	59%
Expected dividend yield	Nil	Nil	Nil
Risk-free interest rate	0.61%	0.78%	0.88%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2019 included:

Grant date	September 28, 2018
Share price at grant date	$0.047
Expected price volatility of the Company’s shares	78%
Expected dividend yield	Nil
Risk-free interest rate	2.02%
Set out below are summaries of options granted under the EIP:
There are no
outstanding options under EIP at the beginning of the fiscal year 2021, 2020 and 2019
.
 No
option was granted during the fiscal years ended June 30, 2021, 2020 and 2019.
Fair value of options granted
No
options were granted during the fiscal years ended June 30, 2021, June 30, 2020 and June 30, 2019
.
(b) Performance rights issued to
non-executive
directors with shareholders’ approval
At the 2020 annual general meeting, shareholders approved the issue of 1,350,000 performance rights to Grant Chamberlain in lieu of cash for his services as a non-executive
director. When exercisable, each performance right is convertible into one ordinary share. All the performance rights issued to non-executive
directors are exercisable into ordinary shares with nil exercising price. The weighted average remaining contractual life of performance rights outstanding at the end of the period was less than 2.2 years.
(b) Performance rights issued to
non-executive
directors with shareholders’ approval

2021 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
			Number	Number	Number	Number	Number	Number
November 25, 2016	Director rights	0.380	273,637	—	(273,637)	—	—	—
November 17, 2017	Director rights	0.210	426,654	—	(426,654)	—	—	—
November 16, 2018	Director rights	0.390	500,000	—	(250,000)	—	250,000	—
November 1, 2019	Director rights	0.280	1,500,000	—	—	—	1,500,000	—
October 27, 2020	Director rights	0.255	—	1,350,000	—	—	1,350,000	—

Total			2,700,291	1,350,000	(950,291)	—	3,100,000	—

The weighted average share price on the exercising date during the fiscal year 2021 is $0.276.

2020 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
			Number	Number	Number	Number	Number	Number
November 25, 2016	Director rights	0.380	547,274	—	(273,637)	—	273,637	—
November 17, 2017	Director rights	0.210	853,307	—	(426,653)	—	426,654	—
November 16, 2018	Director rights	0.390	750,000	—	(250,000)	—	500,000	—
November 1, 2019	Director rights	0.280	—	1,500,000	—	—	1,500,000	—

Total			2,150,581	1,500,000	(950,290)	—	2,700,291	—

The weighted average share price on the exercising date during the fiscal year 2020 is $0.257 adjusted for November 2019 share consolidation.
On 5 November 2019, there was a 10 to 1 share consolidation. The number of performance rights and fair value in fiscal year 2020 movement table have therefore been adjusted retrospectively for the share consolidation.

2019 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
			Number	Number	Number	Number	Number	Number
November 25, 2016	Director rights	0.038	8,209,101	—	(2,736,367)	—	5,472,734	—
November 17, 2017	Director rights	0.021	13,272,356	—	(4,739,293)	—	8,533,063	—
November 21, 2018	Director rights	0.039	—	10,000,000	(2,500,000)	—	7,500,000	—

Total			21,481,457	10,000,000	(9,975,660)	—	21,505,797	—

The number of
performance rights and fair value in fiscal year 2019 movement table are prepared on pre share consolidation basis. The weighted average share price on the exercising date during the fiscal year
2019 is
$0.048 on pre share consolidation basis.
Fair value of performance rights granted
The fair value at grant date for the performance rights issued to non-executive
directors with shareholders’ approval are determined using a Black-Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2021 included:

Grant date	October 27, 2020
Share price at grant date	$ 0.255
Expected price volatility of the Company’s shares	92%
Expected dividend yield	Nil
Risk-free interest rate	0.14%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2020 included:

Grant date	November 1, 2019
Share price at grant date	$ 0.280
Expected price volatility of the Company’s shares	63%
Expected dividend yield	Nil
Risk-free interest rate	0.78%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2019 included:

Grant date	November 16, 2018
Share price at grant date	$ 0.039
Expected price volatility of the Company’s shares	76%
Expected dividend yield	Nil
Risk-free interest rate	1.96%
(c) Options issued to other parties
During the
fiscal
year ended June 30, 2016, options were issued to

Ridgeback Capital Investments and Trout Group LLC and eligible to be exercised. The weighted average remaining contractual life of performance rights outstanding at the end of the period was less than 4.1 years
.

Set out below is a summary of the options granted to both parties:

2021 Grant date	Expiry date	Exercise price	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Forfeited during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
			Number	Number	Number	Number	Number	Number
July 31, 2015	August 5, 2020	0.235	37,144,524	—	—	(37,144,524)	—	—
July 31, 2015	August 5, 2025	0.248	847,600	—	—	—	847,600	—
October 30, 2015	October 30, 2020	0.568	79,311	—	—	(79,311)	—	—
March 7, 2016	March 7, 2021	0.398	102,628	—	—	(102,628)	—	—

Total			38,174,063	—	—	(37,326,463)	847,600	—
Fair value of options granted
No options granted during the
fiscal
year ended June 30, 2021 (2020 – nil). The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.
(d) Expenses arising from share-based payment transactions
Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
Employee share-based payment expense	1,702,159	1,724,282

	1,702,159	1,724,282

Share-based payment transactions with employees are recognized during the period as a part of corporate and administrative expenses.